Property, Plant and Equipment - Schedule of Depreciation Rates (Details)	12 Months Ended
Dec. 31, 2024
Aircraft [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	10 years
Annual weighted average rate (%)	10.00%
Leasehold improvements [member]
Schedule of Depreciation Rates [Line Items]
Annual weighted average rate (%)	16.50%
Leasehold improvements [member] | Bottom of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	3 years
Leasehold improvements [member] | Top of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	25 years
Buildings [member]
Schedule of Depreciation Rates [Line Items]
Annual weighted average rate (%)	4.73%
Buildings [member] | Bottom of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	10 years
Buildings [member] | Top of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	25 years
Vessels [member]
Schedule of Depreciation Rates [Line Items]
Annual weighted average rate (%)	8.00%
Vessels [member] | Bottom of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	5 years
Vessels [member] | Top of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	20 years
IT Equipment [Member]
Schedule of Depreciation Rates [Line Items]
Annual weighted average rate (%)	21.47%
IT Equipment [Member] | Bottom of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	2 years
IT Equipment [Member] | Top of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	10 years
Facilities [Member]
Schedule of Depreciation Rates [Line Items]
Annual weighted average rate (%)	10.83%
Facilities [Member] | Bottom of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	3 years
Facilities [Member] | Top of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	10 years
Machinery and equipment [member]
Schedule of Depreciation Rates [Line Items]
Annual weighted average rate (%)	15.75%
Machinery and equipment [member] | Bottom of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	3 years
Machinery and equipment [member] | Top of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	20 years
Machinery and equipment-fleets [Member]
Schedule of Depreciation Rates [Line Items]
Annual weighted average rate (%)	10.00%
Machinery and equipment-fleets [Member] | Bottom of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	3 years
Machinery and equipment-fleets [Member] | Top of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	10 years
Furniture and fixtures [member]
Schedule of Depreciation Rates [Line Items]
Annual weighted average rate (%)	13.79%
Furniture and fixtures [member] | Bottom of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	3 years
Furniture and fixtures [member] | Top of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	10 years
Vehicles [member]
Schedule of Depreciation Rates [Line Items]
Annual weighted average rate (%)	20.27%
Vehicles [member] | Bottom of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	3 years
Vehicles [member] | Top of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	10 years
Vehicles-Fleet [Member]
Schedule of Depreciation Rates [Line Items]
Annual weighted average rate (%)	20.00%
Vehicles-Fleet [Member] | Bottom of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	2 years
Vehicles-Fleet [Member] | Top of range [member]
Schedule of Depreciation Rates [Line Items]
Useful life (in years)	10 years